Securities, Available-for-sale Securities with Unrealized Losses in Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2023 USD ($) Security	Dec. 31, 2022 USD ($)
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 9,474	$ 110,756
12 Months or More - Fair Value	152,784	73,318
Fair Value	162,258	184,074
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(52)	(8,215)
12 Months or More - Unrealized Loss	(14,609)	(10,536)
Unrealized Loss	$ (14,661)	(18,751)
Number of securities in unrealized loss position | Security	96
U.S. Government Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 9,474	36,460
12 Months or More - Fair Value	40,823	18,332
Fair Value	50,297	54,792
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(52)	(977)
12 Months or More - Unrealized Loss	(1,825)	(1,929)
Unrealized Loss	$ (1,877)	(2,906)
Number of securities in unrealized loss position | Security	13
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 0	2,786
12 Months or More - Fair Value	5,877	5,197
Fair Value	5,877	7,983
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	0	(60)
12 Months or More - Unrealized Loss	(650)	(802)
Unrealized Loss	$ (650)	(862)
Number of securities in unrealized loss position | Security	3
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 0	71,510
12 Months or More - Fair Value	106,084	49,789
Fair Value	106,084	121,299
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	0	(7,178)
12 Months or More - Unrealized Loss	(12,134)	(7,805)
Unrealized Loss	$ (12,134)	$ (14,983)
Number of securities in unrealized loss position | Security	80